Information by segments (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total sales revenue		$ 68,603,872	$ 55,954,228	$ 48,485,561
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		29,187,067	26,006,139	23,697,150
Recognition of price differential	[1]	3,835,533	2,229,953	1,048,022
Total sales revenue		33,022,600	28,236,092	24,745,172
Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		489,507	280,226	184,873
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		574,639	509,619	405,869
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,885,846	1,815,754	1,988,336
Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		7,952,852	6,990,187	6,092,739
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		822,367	833,982	724,708
Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,586,192	9,590,326	8,553,503
Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		282,545	217,418	186,228
Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		550,479	909,871	553,666
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		239,410	283,799	225,293
Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		335,426	275,803	340,400
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		509,482	354,058	148,248
Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		3,531,404	3,589,553	3,817,991
Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		270,887	167,348	203,959
Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		156,031	188,195	271,337
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		35,581,272	27,718,136	23,740,389
Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		350,811	441,124	380,222
Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		128,404	160,772	33,074
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		20,212	15,631	8,568
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,899	32,303	58,809
Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,782,194	1,223,994	1,046,758
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,268,582	1,169,101	1,171,342
Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		26,898,737	21,479,063	17,278,579
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,053,594	1,982,408	2,158,539
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		3,050,839	1,213,740	1,604,498
Exploration and Production [member]
Disclosure of operating segments [line items]
Total sales revenue		50,372,764	36,494,934	28,221,209
Exploration and Production [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		23,279,898	14,840,170	8,289,517
Recognition of price differential		0	0	0
Total sales revenue		23,279,898	14,840,170	8,289,517
Exploration and Production [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,484	11,107	20,165
Exploration and Production [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		245,875	199,796	90,783
Exploration and Production [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,535,658	2,540,233	2,383,323
Exploration and Production [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		725	1,334	0
Exploration and Production [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		20,142,527	11,668,529	5,284,554
Exploration and Production [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		103,522	140,227	133,429
Exploration and Production [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		26,406	34,834	31,277
Exploration and Production [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		20,391	14,758	1,382
Exploration and Production [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		37,279	41,157	73,247
Exploration and Production [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	20
Exploration and Production [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		156,031	188,195	271,337
Exploration and Production [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,092,866	21,654,764	19,931,692
Exploration and Production [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		17,614	19,392	2,567,372
Exploration and Production [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		128,404	160,772	33,074
Exploration and Production [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		20,212	15,631	6,343
Exploration and Production [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,899	32,303	58,809
Exploration and Production [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		26,898,737	21,426,666	17,266,094
Exploration and Production [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Total sales revenue		37,011,374	28,644,016	24,823,715
Refining and Petrochemicals [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		24,687,531	20,351,058	17,429,079
Recognition of price differential		3,835,533	2,229,953	1,048,022
Total sales revenue		28,523,064	22,581,011	18,477,101
Refining and Petrochemicals [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		604,530	379,023	313,603
Refining and Petrochemicals [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		329,569	309,823	319,643
Refining and Petrochemicals [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	4	11,763
Refining and Petrochemicals [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		9,690,113	8,052,289	6,465,939
Refining and Petrochemicals [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		822,367	833,982	724,708
Refining and Petrochemicals [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,662,476	9,588,992	8,553,503
Refining and Petrochemicals [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		282,545	217,418	186,228
Refining and Petrochemicals [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		190,612	179,912	152,028
Refining and Petrochemicals [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		309,020	240,969	309,123
Refining and Petrochemicals [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		489,091	339,300	146,866
Refining and Petrochemicals [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		36,321	41,998	41,736
Refining and Petrochemicals [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		270,887	167,348	203,939
Refining and Petrochemicals [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		8,488,310	6,063,005	6,346,614
Refining and Petrochemicals [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		333,101	421,365	363,252
Refining and Petrochemicals [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	2,225
Refining and Petrochemicals [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,782,194	1,223,994	1,046,758
Refining and Petrochemicals [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,268,582	1,169,101	1,171,342
Refining and Petrochemicals [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	52,397	0
Refining and Petrochemicals [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,053,594	1,982,408	2,158,539
Refining and Petrochemicals [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		3,050,839	1,213,740	1,604,498
Transportation and Logistics [member]
Disclosure of operating segments [line items]
Total sales revenue		11,354,167	10,598,064	10,648,776
Transportation and Logistics [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		11,354,071	10,597,697	10,647,963
Recognition of price differential		0	0	0
Total sales revenue		11,354,071	10,597,697	10,647,963
Transportation and Logistics [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	63,537
Transportation and Logistics [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		265,059	319,776	301,088
Transportation and Logistics [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,089,012	10,277,921	10,283,338
Transportation and Logistics [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		96	367	813
Transportation and Logistics [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		96	367	813
Transportation and Logistics [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue		(30,134,433)	(19,782,786)	(15,208,139)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		(30,134,433)	(19,782,786)	(12,669,409)
Recognition of price differential		0	0	0
Total sales revenue		(30,134,433)	(19,782,786)	(12,669,409)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(126,507)	(109,904)	(212,432)
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(805)	0	(4,557)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(649,812)	(724,483)	(406,750)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(1,737,261)	(1,062,102)	(373,200)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(77,009)	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(19,592,048)	(10,758,658)	(4,730,888)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		(319,783)	(356,116)	(361,252)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(7,631,208)	(6,771,523)	(6,580,330)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	(2,538,730)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	(2,551,215)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	12,485
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		$ 0	$ 0	$ 0

[1]	Corresponds to the application of Decree 1068 of 2015, which establishes the procedure to recognize the subsidy for refiners and importers of current motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition from contracts with customers.